Intangible Assets, Net (Tables)	12 Months Ended
Aug. 31, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets, net, consisted of the following:
	As of August 31, 2022				As of August 31, 2023
	Cost	Accumulated amortization	Accumulated Impairment	Net amount	Cost		Accumulated amortization	Accumulated Impairment	Net amount
	RMB	RMB	RMB	RMB	RMB		RMB	RMB	RMB
Indefinite lived intangible assets
Brand names	366,070	-	(113,385)	252,685	402,928	**	-	(113,385)	289,543
Definite lived intangible assets
Brand names	50,486	(21,148)	-	29,338	50,486		(25,342)	-	25,144
Trademarks	39,016	(14,226)	-	24,790	39,016		(18,826)	(1,569)	18,621
Non-compete agreements	29,800	(18,289)	-	11,511	29,800		(22,423)	(483)	6,894
Student bases	21,857	(18,946)	-	2,911	21,857		(19,354)	-	2,503
Others*	10,314	(8,653)	-	1,661	10,314		(9,942)	-	372
	517,543	(81,262)	(113,385)	322,896	554,401		(95,887)	(115,437)	343,077
Note*:	Others include core curriculum, software, backlog and license.

Note**:	The increase in cost of brand names in 2023 is resulted from the foreign exchange realignment.